Business Combinations	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Business Combinations	NOTE 25 BUSINESS COMBINATIONS Casa do Adubo S.A. (“Casa do Adubo”) Other Acquisitions Acquisition date October 1, 2022 Various Purchase price, net of cash and cash equivalents acquired, and amounts held in escrow On the acquisition date, we acquired 100 % of the issued and outstanding Casa do Adubo stock. $ 231 (preliminary) $ 176 (preliminary) (2021 – $ 88 ) Goodwill and expected benefits of acquisitions $ 145 (preliminary) $ 55 (preliminary) (2021 – $ 77 ) synergies from expected reduction in operating costs wider distribution channel for selling products of acquired businesses a larger assembled workforce potential increase in customer base enhanced ability to innovate The expected benefits of the acquisitions resulting in goodwill include Description An agriculture retailer in Brazil with 39 retail locations and 10 distribution centers. This acquisition is aligned with our disciplined approach to capital allocation and sustainability commitments, as we continue to expand our presence in Brazil. 2022 – 43 Retail locations related to various agricultural services and one wholesale warehouse location (2021 – 36 Retail locations) We have engaged independent valuation experts to assist in determining the fair value of certain assets acquired and liabilities assumed and related deferred income tax impacts. As at December 31, 2022, the total consideration and purchase price allocation for Casa do Adubo and certain other acquisitions are not final as we are continuing to obtain and verify information required to determine the fair value of certain assets acquired and liabilities assumed and the amount of deferred income taxes arising on their recognition, as part of the due diligence process. We expect to finalize the amounts recognized as we obtain the information necessary to complete the analysis within one year from the date of acquisition. We allocated the following values to the acquired assets and assumed liabilities based upon fair values at their respective acquisition date. The information below represents preliminary fair values. For certain other acquisitions, we finalized the purchase price with no material change to the fair values disclosed in prior periods. Refer to Note 30 for details of our valuation technique and judgments applied. 2022 2021 Casa do Adubo (Preliminary) Other Acquisitions (Preliminary) Other Acquisitions Receivables 174 1 11 43 Inventories 107 92 24 Prepaid expenses and other current assets 3 13 ‐ Property, plant and equipment 24 116 10 Goodwill 145 2 55 77 Intangible assets 95 9 16 Investments ‐ 2 ‐ Other non-current assets 6 4 4 Total assets 554 302 174 Short-term debt 14 3 11 11 Payables and accrued charges 159 74 50 Long-term debt, including current portion 91 14 7 Lease liabilities, including current portion 10 3 1 Other non-current liabilities 1 14 17 Total liabilities 275 116 86 Total consideration 279 186 88 Amounts held in escrow (48) (10) ‐ Total consideration, net of cash and cash equivalents acquired, and amounts held in escrow 231 176 88 1 Includes receivables from customers with gross contractual amounts of $ 169 , of which $ 3 is considered to be uncollectible. 2 Goodwill was calculated as the excess of the fair value of consideration transferred over the recognized amount of net identifiable assets acquired. The portion of goodwill deductible for income tax purposes will be determined when the purchase allocation is finalized. 3 Outstanding amount on the Casa do Adubo credit facilities assumed as part of the acquisition. Financial Information Related to the Acquired Operations 2022 Proforma (estimated as if acquisitions occurred at the beginning of the year) Casa do Adubo Other Acquisitions Sales 440 240 Earnings before finance costs and income taxes 1 42 13 1 Net earnings is not available. 2022 Actuals 2021 Actuals From date of acquisition Casa do Adubo Acquisitions Other Acquisitions Other Sales 130 100 80 Earnings before finance costs and income taxes 7 7 7